Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives by Asset (Details)	Dec. 31, 2024
Vehicles [Member]
Schedule of Estimated Useful Lives by Asset [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Furniture and fixtures [Member]
Schedule of Estimated Useful Lives by Asset [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Office equipment [Member]
Schedule of Estimated Useful Lives by Asset [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Furniture and fixtures [Member]
Schedule of Estimated Useful Lives by Asset [Line Items]
Estimated useful lives	7 years
Maximum [Member] | Office equipment [Member]
Schedule of Estimated Useful Lives by Asset [Line Items]
Estimated useful lives	5 years